Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 14 – FAIR VALUE MEASUREMENT

The Company's financial assets measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2019, 2018 and 2017:

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$3,948	$3,948	$-	$-
Short term deposits	8,060	8,060	-	-
Cash held with respect to CVR Agreement	1,500	1,500	-	-
Restricted cash	76	76	-	-
Total financial assets	$13,584	$13,584	$-	$-

	December 31, 2018
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$9,736	$9,736	$-	$-
Short term deposits	40	40	-	-
Restricted cash	56	56	-	-
Total financial assets	$9,832	$9,832	$-	$-

Warrants	$192	$-	$-	$192
Total financial liabilities	$192	$-	$-	$192

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$9,005	$9,005	$-	$-
Restricted cash	27	27	-	-
Total financial assets	$9,032	$9,032	$-	$-

Warrants	$344	$-	$-	$344
Total financial liabilities	$344	$-	$-	$344